Annual Total Returns - Franklin DynaTech Fund [BarChart] - Franklin Custodian Funds-31 - Franklin DynaTech Fund - Class A	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	(2.47%)
Annual Return 2012	15.42%
Annual Return 2013	39.67%
Annual Return 2014	7.20%
Annual Return 2015	8.46%
Annual Return 2016	1.27%
Annual Return 2017	39.31%
Annual Return 2018	2.80%
Annual Return 2019	36.38%
Annual Return 2020	57.68%